Right of Use And Lease - Schedule of Detailed information about cash outflow related to leases (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Values recognized in the income statement
Financial expense on lease	R$ 65,035	R$ 33,163	R$ 119,398	R$ 64,137	R$ 64,137
Amortization of right of use			488,513		271,591
Appropriation in the result of variable lease installments not included in the measurement of rental liabilities			15,013		14,023
Sublease revenue			(16,033)		(1,331)
Short-term rental expenses and low-value assets			38,274		78,774
Concessions granted by lessors related to Covid-19			(12,685)
Expenses related to leases			17,497		9,933
Total			649,977		437,127
Values recognized in the financing cash flow statement
Payment of leasing (principal)			426,154		273,681
Values recognized in the operating cash flow statement
Payment of leasing (interest)			88,443		75,259
Variable lease payments not included in the measurement of rental liabilities			4,448		8,100
Short-term lease payments and low-value assets			30,699		978
lease-related payments			20,174		15,985
Total			R$ 569,918		R$ 374,003